OBLIGATION UNDER OPERATING LEASES (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Leases [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]	The future minimum lease payments as of September 30, 2014, are as follows:
$

Year ended December 31, 2014	40,591
Year ended December 31, 2015	162,364
Thereafter	86,561
289,516

The future minimum lease payments as of December 31, 2013, are as follows:
$

Year ended December 31,2014	85,038
Thereafter	-
85,038